Allowance for Credit Losses and Credit Quality - Schedule of Allowance for Loan Losses for Legacy and Acquired Loans, by Loan Portfolio (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses
Allowance for loan losses at beginning of period	$ 138,378	$ 130,131	$ 143,074
Transfer of balance to OREO and other	(2,781)	(10,419)	(22,157)
Loans charged off	(39,839)	(17,301)	(11,983)
Recoveries	6,034	6,419	6,397
Allowance for loan losses at end of period	144,719	138,378	130,131
Financing Receivable, Reserve For Unfunded Commitments
Reserve for unfunded commitments at beginning of period	14,145	11,801	11,147
Reserve for unfunded commitments at end of period	11,241	14,145	11,801
Loans, net of unearned income:
Loans, net of unearned income	0	229,217
Legacy Loans
Financing Receivable, Allowance for Credit Losses
Allowance for loan losses at beginning of period	93,808	76,174	67,342
Provision for (Reversal of) loan losses	44,791	27,711	14,274
Transfer of balance to OREO and other	(9)	0	0
Loans charged off	(38,055)	(15,778)	(11,312)
Recoveries	5,034	5,701	5,870
Allowance for loan losses at end of period	105,569	93,808	76,174
Financing Receivable, Reserve For Unfunded Commitments
Reserve for unfunded commitments at beginning of period	14,145	11,801	11,147
Provision for (Reversal of) unfunded commitments	(2,904)	2,344	654
Reserve for unfunded commitments at end of period	11,241	14,145	11,801
Allowance on loans individually evaluated for impairment	22,776	3,993	430
Allowance on loans collectively evaluated for impairment	82,793	89,815	75,744
Loans, net of unearned income:
Loans, net of unearned income	12,694,924	11,190,520	9,668,714
Balance at end of period individually evaluated for impairment	292,645	66,641	11,700
Balance at end of period collectively evaluated for impairment	12,402,279	11,123,879	9,657,014
Legacy Loans | Commercial Loans | Real Estate
Financing Receivable, Allowance for Credit Losses
Allowance for loan losses at beginning of period	24,658	26,752	22,872
Provision for (Reversal of) loan losses	4,042	(1,466)	2,171
Transfer of balance to OREO and other	0
Loans charged off	(4,316)	(2,525)	(1,164)
Recoveries	1,024	1,897	2,873
Allowance for loan losses at end of period	25,408	24,658	26,752
Financing Receivable, Reserve For Unfunded Commitments
Reserve for unfunded commitments at beginning of period	4,160	3,370	3,071
Provision for (Reversal of) unfunded commitments	(954)	790	299
Reserve for unfunded commitments at end of period	3,206	4,160	3,370
Allowance on loans individually evaluated for impairment	641	1,246	20
Allowance on loans collectively evaluated for impairment	24,767	23,412	26,732
Loans, net of unearned income:
Loans, net of unearned income	5,623,314	4,504,062	3,676,811
Balance at end of period individually evaluated for impairment	34,031	28,857	7,036
Balance at end of period collectively evaluated for impairment	5,589,283	4,475,205	3,669,775
Legacy Loans | Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Allowance for loan losses at beginning of period	23,283	24,455	20,839
Provision for (Reversal of) loan losses	15,476	(103)	4,971
Transfer of balance to OREO and other	0
Loans charged off	(3,720)	(1,276)	(1,400)
Recoveries	395	207	45
Allowance for loan losses at end of period	35,434	23,283	24,455
Financing Receivable, Reserve For Unfunded Commitments
Reserve for unfunded commitments at beginning of period	3,448	3,733	1,814
Provision for (Reversal of) unfunded commitments	87	(285)	1,919
Reserve for unfunded commitments at end of period	3,535	3,448	3,733
Allowance on loans individually evaluated for impairment	10,864	272	407
Allowance on loans collectively evaluated for impairment	24,570	23,011	24,048
Loans, net of unearned income:
Loans, net of unearned income	3,194,796	2,952,102	2,452,521
Balance at end of period individually evaluated for impairment	41,518	20,086	3,965
Balance at end of period collectively evaluated for impairment	3,153,278	2,932,016	2,448,556
Legacy Loans | Commercial Loans | Energy-related
Financing Receivable, Allowance for Credit Losses
Allowance for loan losses at beginning of period	23,863	5,949	6,878
Provision for (Reversal of) loan losses	14,776	17,917	(929)
Transfer of balance to OREO and other	0
Loans charged off	(16,993)	(3)	0
Recoveries	840	0	0
Allowance for loan losses at end of period	22,486	23,863	5,949
Financing Receivable, Reserve For Unfunded Commitments
Reserve for unfunded commitments at beginning of period	2,665	1,596	3,043
Provision for (Reversal of) unfunded commitments	(1,662)	1,069	(1,447)
Reserve for unfunded commitments at end of period	1,003	2,665	1,596
Allowance on loans individually evaluated for impairment	9,769	2,122	0
Allowance on loans collectively evaluated for impairment	12,717	21,741	5,949
Loans, net of unearned income:
Loans, net of unearned income	559,289	677,177	872,866
Balance at end of period individually evaluated for impairment	196,327	13,020	0
Balance at end of period collectively evaluated for impairment	362,962	664,157	872,866
Legacy Loans | Residential Mortgage
Financing Receivable, Allowance for Credit Losses
Allowance for loan losses at beginning of period	3,947	2,678	2,546
Provision for (Reversal of) loan losses	64	1,493	566
Transfer of balance to OREO and other	(9)
Loans charged off	(313)	(291)	(578)
Recoveries	146	67	144
Allowance for loan losses at end of period	3,835	3,947	2,678
Financing Receivable, Reserve For Unfunded Commitments
Reserve for unfunded commitments at beginning of period	830	168	72
Provision for (Reversal of) unfunded commitments	(173)	662	96
Reserve for unfunded commitments at end of period	657	830	168
Allowance on loans individually evaluated for impairment	144	1	0
Allowance on loans collectively evaluated for impairment	3,691	3,946	2,678
Loans, net of unearned income:
Loans, net of unearned income	854,216	694,023	527,694
Balance at end of period individually evaluated for impairment	4,312	70	0
Balance at end of period collectively evaluated for impairment	849,904	693,953	527,694
Legacy Loans | Consumer and Other Loans
Financing Receivable, Allowance for Credit Losses
Allowance for loan losses at beginning of period	18,057	16,340	14,207
Provision for (Reversal of) loan losses	10,433	9,870	7,495
Transfer of balance to OREO and other	0
Loans charged off	(12,713)	(11,683)	(8,170)
Recoveries	2,629	3,530	2,808
Allowance for loan losses at end of period	18,406	18,057	16,340
Financing Receivable, Reserve For Unfunded Commitments
Reserve for unfunded commitments at beginning of period	3,042	2,934	3,147
Provision for (Reversal of) unfunded commitments	(202)	108	(213)
Reserve for unfunded commitments at end of period	2,840	3,042	2,934
Allowance on loans individually evaluated for impairment	1,358	352	3
Allowance on loans collectively evaluated for impairment	17,048	17,705	16,337
Loans, net of unearned income:
Loans, net of unearned income	2,463,309	2,363,156	2,138,822
Balance at end of period individually evaluated for impairment	16,457	4,608	699
Balance at end of period collectively evaluated for impairment	2,446,852	2,358,548	2,138,123
Acquired Loans
Financing Receivable, Allowance for Credit Losses
Allowance for loan losses at beginning of period	44,570	53,957	75,732
Provision for (Reversal of) loan losses	(367)	3,197	4,786
Increase (Decrease) in FDIC loss share receivable	(1,497)	(1,360)	(4,260)
Transfer of balance to OREO and other	(2,772)	(10,419)	(22,157)
Loans charged off	(1,784)	(1,523)	(671)
Recoveries	1,000	718	527
Allowance for loan losses at end of period	39,150	44,570	53,957
Financing Receivable, Reserve For Unfunded Commitments
Reserve for unfunded commitments at beginning of period	0	0	0
Reserve for unfunded commitments at end of period	0	0	0
Allowance on loans individually evaluated for impairment	1,517	86	0
Allowance on loans collectively evaluated for impairment	37,633	44,484	53,957
Loans, net of unearned income:
Loans, net of unearned income	2,370,047	3,136,908	1,772,330
Balance at end of period individually evaluated for impairment	10,135	1,342	0
Balance at end of period collectively evaluated for impairment	1,829,726	2,410,847	905,179
Acquired Loans | Commercial Loans | Real Estate
Financing Receivable, Allowance for Credit Losses
Allowance for loan losses at beginning of period	25,979	29,949	42,026
Provision for (Reversal of) loan losses	(1,598)	2,182	665
Increase (Decrease) in FDIC loss share receivable	(34)	757	227
Transfer of balance to OREO and other	(868)	(6,849)	(13,117)
Loans charged off	(22)	(281)	0
Recoveries	117	221	148
Allowance for loan losses at end of period	23,574	25,979	29,949
Financing Receivable, Reserve For Unfunded Commitments
Allowance on loans individually evaluated for impairment	737		0
Allowance on loans collectively evaluated for impairment	22,837	25,979	29,949
Loans, net of unearned income:
Loans, net of unearned income	1,178,952	1,569,449	684,968
Balance at end of period individually evaluated for impairment	8,246	720	0
Balance at end of period collectively evaluated for impairment	890,038	1,157,652	169,338
Acquired Loans | Commercial Loans | Commercial and industrial
Financing Receivable, Allowance for Credit Losses
Allowance for loan losses at beginning of period	2,819	3,265	6,641
Provision for (Reversal of) loan losses	1,645	(122)	536
Increase (Decrease) in FDIC loss share receivable	(50)	(49)	509
Transfer of balance to OREO and other	(519)	(275)	(4,421)
Loans charged off	(932)	0	0
Recoveries	267	0	0
Allowance for loan losses at end of period	3,230	2,819	3,265
Financing Receivable, Reserve For Unfunded Commitments
Allowance on loans individually evaluated for impairment	780	41	0
Allowance on loans collectively evaluated for impairment	2,450	2,778	3,265
Loans, net of unearned income:
Loans, net of unearned income	348,326	492,476	119,174
Balance at end of period individually evaluated for impairment	1,879	164	0
Balance at end of period collectively evaluated for impairment	313,715	441,550	60,584
Acquired Loans | Commercial Loans | Energy-related
Financing Receivable, Allowance for Credit Losses
Allowance for loan losses at beginning of period	125	51	0
Provision for (Reversal of) loan losses	(86)	74	51
Increase (Decrease) in FDIC loss share receivable	0	0	0
Transfer of balance to OREO and other	0	0	0
Loans charged off	0	0	0
Recoveries	0	0	0
Allowance for loan losses at end of period	39	125	51
Financing Receivable, Reserve For Unfunded Commitments
Allowance on loans individually evaluated for impairment	0	0	0
Allowance on loans collectively evaluated for impairment	39	125	51
Loans, net of unearned income:
Loans, net of unearned income	1,904	3,589	7,742
Balance at end of period individually evaluated for impairment	0	0	0
Balance at end of period collectively evaluated for impairment	1,904	2,358	7,742
Acquired Loans | Residential Mortgage
Financing Receivable, Allowance for Credit Losses
Allowance for loan losses at beginning of period	7,841	6,484	10,889
Provision for (Reversal of) loan losses	759	2,126	1,296
Increase (Decrease) in FDIC loss share receivable	(1,090)	(235)	(3,854)
Transfer of balance to OREO and other	(132)	(491)	(1,914)
Loans charged off	0	(71)	(35)
Recoveries	34	28	102
Allowance for loan losses at end of period	7,412	7,841	6,484
Financing Receivable, Reserve For Unfunded Commitments
Allowance on loans individually evaluated for impairment	0	0	0
Allowance on loans collectively evaluated for impairment	7,412	7,841	6,484
Loans, net of unearned income:
Loans, net of unearned income	413,184	501,296	552,603
Balance at end of period individually evaluated for impairment	0	0	0
Balance at end of period collectively evaluated for impairment	290,232	360,716	402,347
Acquired Loans | Consumer and Other Loans
Financing Receivable, Allowance for Credit Losses
Allowance for loan losses at beginning of period	7,806	14,208	16,176
Provision for (Reversal of) loan losses	(1,087)	(1,063)	2,238
Increase (Decrease) in FDIC loss share receivable	(323)	(1,833)	(1,142)
Transfer of balance to OREO and other	(1,253)	(2,804)	(2,705)
Loans charged off	(830)	(1,171)	(636)
Recoveries	582	469	277
Allowance for loan losses at end of period	4,895	7,806	14,208
Financing Receivable, Reserve For Unfunded Commitments
Allowance on loans individually evaluated for impairment	0	45	0
Allowance on loans collectively evaluated for impairment	4,895	7,761	14,208
Loans, net of unearned income:
Loans, net of unearned income	427,681	570,098	407,843
Balance at end of period individually evaluated for impairment	10	458	0
Balance at end of period collectively evaluated for impairment	333,837	448,571	265,168
Receivables Acquired with Deteriorated Credit Quality | Acquired Loans
Loans, net of unearned income:
Balance at end of period acquired with deteriorated credit quality	530,186	724,719	867,151
Receivables Acquired with Deteriorated Credit Quality | Acquired Loans | Commercial Loans | Real Estate
Loans, net of unearned income:
Balance at end of period acquired with deteriorated credit quality	280,668	411,077	515,630
Receivables Acquired with Deteriorated Credit Quality | Acquired Loans | Commercial Loans | Commercial and industrial
Loans, net of unearned income:
Balance at end of period acquired with deteriorated credit quality	32,732	50,762	58,590
Receivables Acquired with Deteriorated Credit Quality | Acquired Loans | Commercial Loans | Energy-related
Loans, net of unearned income:
Balance at end of period acquired with deteriorated credit quality	0	1,231	0
Receivables Acquired with Deteriorated Credit Quality | Acquired Loans | Residential Mortgage
Loans, net of unearned income:
Balance at end of period acquired with deteriorated credit quality	122,952	140,580	150,256
Receivables Acquired with Deteriorated Credit Quality | Acquired Loans | Consumer and Other Loans
Loans, net of unearned income:
Balance at end of period acquired with deteriorated credit quality	$ 93,834	$ 121,069	$ 142,675